Summary of Significant Accounting Policies - Schedule of Reconciliation of Total Segment Gross Profit (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Schedule of Reconciliation of Total Segment Gross Profit [Abstract]
Segment Gross Profit		$ 508,826
Selling, general and administrative expenses	2,887,358	2,261,336
Research and development expenses	121,085	179,272
Stock-based compensation	4,142,816	2,773,460
Add (Less):
Interest income	167,103	87,358
Interest expense	(415,890)	(825,899)
Operating sublease income	134,196	48,478
Loss on foreign exchange changes	(77,546)	(25,135)
Loss on investment in equity securities	(192,759)	(339,171)
Loss on impairment of equity investment	(803,008)
Write off unclaimed accrued liabilities		255,592
Other (loss) income, net	(13,642)	134,443
Loss before provision for income tax	$ (8,352,805)	$ (5,369,576)